Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax benefit (expense)
Income (loss) from China operations	(143,492)	2,417,298	6,302,358
Loss from non‑China operations	(355,573)	(3,693,062)	(1,915,239)
Total income (loss) before income tax benefit (expense)	(499,065)	(1,275,764)	4,387,119

Income tax expense (benefit) from China operations
Current income tax expense	434,466	1,332,238	1,891,723
Deferred tax benefit	(514,851)	(438,661)	(359,429)
Income tax expense (benefit) from China operations	(80,385)	893,577	1,532,294
Income tax expense from non‑China operations	9,001	10,786	76,502
Total income tax expense (benefit)	(71,384)	904,363	1,608,796

Schedule of reconciliation between the PRC statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2018	2019	2020
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	37.4%	(1.2%)	(1.7%)
Tax effect of permanent difference	243.2%	(8.3%)	(2.4%)
Tax effect of R&D deduction and others	23.4%	(2.7%)	(2.8%)
Change in valuation allowance	(273.0%)	24.2%	6.2%
Effective tax rates	56.0%	37.0%	24.3%

Schedule of the effect of tax holiday related to China operations

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except for per share data)
Tax holiday effect	53,722	31,394	108,213
Basic net income per share effect	0.04	0.02	0.05
Diluted net income per share effect	0.04	0.02	0.05

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Deferred tax asset
Net operating loss carrying forward	1,476,412	1,483,894
Asset impairment	363,653	530,710
Deferred rental cost	75,374	88,147
Unrealized profits	333,064	467,404
Accrual expense	59,605	451,008
Others	9,418	41,922
Less: valuation allowance	(1,797,234)	(2,178,650)
Net deferred tax asset	520,292	884,435

Deferred tax liability
Fair value change of certain investments	(12,225)	(5,087)
Acquired intangible assets	(6,886)	(5,152)
Deferred revenue	(3,335)	(7,050)
Total deferred tax liability	(22,446)	(17,289)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(873,977)	(1,325,529)	(1,797,234)
Change of valuation allowance	(451,552)	(471,705)	(381,416)
Balance at the end of the year	(1,325,529)	(1,797,234)	(2,178,650)